SCHEDULE OF STOCK OPTION TRANSACTIONS (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Number of Shares, Outstanding at Beginning of Year	966,072	300,000
Weighted-Average Exercise Price.Outstanding	$ 102.75	$ 4.32
Options Granted, Shares		801,429
Options Granted, Weighted-Average Exercise Price		$ 131.14
Options Exercised, Shares
Options Exercised, Weighted-Average Exercise Price
Options Forfeited or Cancelled, Shares	(1,786)	(135,357)
Options Forfeited or Cancelled, Weighted-Average Exercise Price	$ 14.70	$ 54.20
Number of Shares, Outstanding at Beginning of Year	964,286	966,072	300,000
Weighted-Average Exercise Price, Outstanding at Beginning of Year	$ 102.91	$ 102.75	$ 4.32
Options Vested or Expected to Vest and Exercisable at Year-End		219,643
Weighted-Average Exercise Price, Options Vested or Expected to Vest and Exercisable at Year-End		$ 4.90
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	9 years	9 years	8 years 3 months 18 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value		$ 1.0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value			$ 1.0
Options Exercisable, Shares	246,429
Weighted-Average Exercise Price, Outstanding at Beginning of Year	$ 4.69
Options Exercisable, Weighted Average Exercise Price	$ 8.0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value			$ 1.0